Fees Summary	Sep. 11, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 5,487.92
Total Fee Amount	5,487.92
Total Transaction Valuation	35,845,342
Total Offset Amount	0
Net Fee	$ 0